CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Additional Paid-in Capital	Treasury stock	Retained Earnings	Accumulated Other Comprehensive Loss	Tsakos Energy Navigation Limited	Noncontrolling Interest
Dividends paid ($0.15 per common share for the year ended December 31, 2014, $0.06 per common share for the year ended December 31, 2015 and $0.08 and $0.05 per common share for the year ended December 31, 2016)

Dividends paid ($0.15 per common share for the year ended December 31, 2014, $0.06 per common share for the year ended December 31, 2015 and $0.08 and $0.05 per common share for the year ended December 31, 2016)
Retained Earnings

Dividends paid ($0.15 per common share for the year ended December 31, 2014, $0.06 per common share for the year ended December 31, 2015 and $0.08 and $0.05 per common share for the year ended December 31, 2016)
Tsakos Energy Navigation Limited
													Dividends declared ($0.06 per common share for the year ended December 31, 2014)	Dividends declared ($0.06 per common share for the year ended December 31, 2014) Retained Earnings	Dividends declared ($0.06 per common share for the year ended December 31, 2014) Tsakos Energy Navigation Limited	8% Series B Preferred Shares	8% Series B Preferred Shares Retained Earnings	8% Series B Preferred Shares Tsakos Energy Navigation Limited	8.875% Series C Preferred Shares	8.875% Series C Preferred Shares Retained Earnings	8.875% Series C Preferred Shares Tsakos Energy Navigation Limited	8.75% Series D Preferred Shares	8.75% Series D Preferred Shares Preferred Shares	8.75% Series D Preferred Shares Additional Paid-in Capital	8.75% Series D Preferred Shares Retained Earnings	8.75% Series D Preferred Shares Tsakos Energy Navigation Limited	Issuance of common shares	Issuance of common shares Common Shares	Issuance of common shares Additional Paid-in Capital	Issuance of common shares Tsakos Energy Navigation Limited
BALANCE, at Dec. 31, 2013	$ 997,663	$ 4,000	$ 57,969	$ 500,737	$ 0	$ 430,548	$ (6,789)	$ 986,465	$ 11,198
Treasury stock shares, number of shares at Dec. 31, 2013					0
Net income	33,718					33,527		33,527	191
Issuance of shares																											$ 169,276	$ 25,645	$ 143,631	$ 169,276
Issuance of common stock under distribution agency agreement	7,124		1,078	6,046				7,124
Issuance of 20,000 shares of restricted share units			20	(20)
Cash dividends										$ (12,623)	$ (12,623)	$ (12,623)	$ (5,083)	$ (5,083)	$ (5,083)
Dividends paid on preferred shares																$ (4,000)	$ (4,000)	$ (4,000)	$ (4,804)	$ (4,804)	$ (4,804)
Other comprehensive income/(loss)	(3,501)						(3,501)	(3,501)
Amortization of restricted share units	142			142				142
BALANCE, at Dec. 31, 2014	1,177,912	4,000	84,712	650,536	$ 0	437,565	(10,290)	1,166,523	11,389
Treasury stock shares, number of shares at Dec. 31, 2014					0
Net income	158,423					158,217		158,217	206
Issuance of shares																						$ 81,784	$ 3,400	$ 78,384		$ 81,784	$ 25,708	$ 2,627	$ 23,081	$ 25,708
Cash dividends										(15,563)	(15,563)	(15,563)
Dividends paid on preferred shares																(4,000)	(4,000)	(4,000)	(4,437)	(4,437)	(4,437)	(4,318)			$ (4,318)	(4,318)
Other comprehensive income/(loss)	(437)						(437)	(437)
BALANCE, at Dec. 31, 2015	1,415,072	7,400	87,339	752,001	$ 0	567,464	(10,727)	1,403,477	11,595
Treasury stock shares, number of shares at Dec. 31, 2015					0
Net income	56,495					55,783		55,783	712
Purchases of Treasury stock, shares					3,705,286
Purchases of Treasury stock, value	(20,683)				$ (20,683)			(20,683)
Shares granted to non-executive directors, shares					(87,500)
Shares granted to non-executive directors, value	510				$ 510			510
Cash dividends										$ (24,483)	$ (24,483)	$ (24,483)
Dividends paid on preferred shares																$ (4,000)	$ (4,000)	$ (4,000)	$ (4,437)	$ (4,437)	$ (4,437)	$ (7,438)			$ (7,438)	$ (7,438)
Other comprehensive income/(loss)	6,414						6,414	6,414
BALANCE, at Dec. 31, 2016	$ 1,417,450	$ 7,400	$ 87,339	$ 752,001	$ (20,173)	$ 582,889	$ (4,313)	$ 1,405,143	$ 12,307
Treasury stock shares, number of shares at Dec. 31, 2016					3,617,786